Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity

4. Stockholders’ Equity

The Company has authorized 10,000,000 shares of preferred stock at $0.001 par value, 5,000,000 of which are designated as “Series A Convertible Preferred Stock” at $0.001 par value, 2,400,000 of which are designated as “Series B Convertible Preferred Stock” at $0.001 par value, and 100,000,000 authorized shares of common stock at $0.001 par value (“Common Stock”).

Shares of Series A Convertible Preferred Stock (the “Series A Stock”) rank pari passu with the Company’s Common Stock with respect to dividend and liquidation rights. Additionally, each share entitles the holder to 100 votes on matters submitted to Company stockholders. There are 3,269,998 shares of Series A Stock outstanding which are all held by Gust Kepler, the Company’s Chairman and Chief Executive Officer (“Mr. Kepler”). The Company and Mr. Kepler entered into Conversion Rights Agreement dated effective as of October 14, 2021, limiting the rights of the holder(s) of our outstanding shares of Series A Stock to convert such shares into Common Stock on a one-for-one basis as provided in the certificate of designation (the “Designation Conversion Rights”). Pursuant to the terms of the Conversion Rights Agreement, the Designation Conversion Rights are limited and exercisable based upon the Company reaching the following market capitalization (“Market Capitalization”) thresholds, measured on the last day of each calendar quarter:

●	If the Company’s Market Capitalization is less than $150,000,000, the outstanding Series A Stock will be convertible into Common Stock on a 5 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $150,000,000 but less than $200,000,000, the outstanding Series A Stock will be convertible into Common Stock on a 3.3 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $200,000,000 but less than $250,000,000, the outstanding Series A Stock will be convertible into Common Stock on a 2.5 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $250,000,000 but less than $350,000,000 the outstanding Series A Stock will be convertible into Common Stock on a 1.75 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $350,000,000 the outstanding Series A Stock will thereafter convertible into Common Stock pursuant to the Designation Conversion Rights (on a 1-for-1 share basis).

The Conversion Rights Agreement terminates when the last share of Series A Stock is either converted or the largest Market Capitalization Threshold is met.

The Series B Stock has no dividend rights and no voting rights except as required by law or the Company’s bylaws. The Series B Stock is convertible into common shares on a one-for-one basis. There was no Series B Stock outstanding at either March 31, 2025 or December 31, 2024.

4. Stockholders’ Equity

The Company has authorized 10,000,000 shares of preferred stock at $0.001 par value, 5,000,000 of which are designated as “Series A Convertible Preferred Stock” at $0.001 par value, 2,400,000 of which are designated as “Series B Convertible Preferred Stock” at $0.001 par value, and 100,000,000 authorized shares of common stock at $0.001 par value (“Common Stock”).

Shares of Series A Convertible Preferred Stock (the “Series A Stock”) rank pari passu with the Company’s Common Stock with respect to dividend and liquidation rights. Additionally, each share entitles the holder to 100 votes on matters submitted to Company stockholders. There are 3,269,998 shares of Series A Stock outstanding which are all held by Gust Kepler, the Company’s Chairman and Chief Executive Officer (“Mr. Kepler”). The Company and Mr. Kepler entered into Conversion Rights Agreement dated effective as of October 14, 2021, limiting the rights of the holder(s) of our outstanding shares of Series A Stock to convert such shares into Common Stock on a one-for-one basis as provided in the certificate of designation (the “Designation Conversion Rights”). Pursuant to the terms of the Conversion Rights Agreement, the Designation Conversion Rights are limited and exercisable based upon the Company reaching the following market capitalization (“Market Capitalization”) thresholds, measured on the last day of each calendar quarter:

●	If the Company’s Market Capitalization is less than $150,000,000, the outstanding Series A Stock will be convertible into Common Stock on a 5 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $150,000,000 but less than $200,000,000, the outstanding Series A Stock will be convertible into Common Stock on a 3.3 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $200,000,000 but less than $250,000,000, the outstanding Series A Stock will be convertible into Common Stock on a 2.5 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $250,000,000 but less than $350,000,000 the outstanding Series A Stock will be convertible into Common Stock on a 1.75 -for-1 share basis;

●	If the Company’s Market Capitalization is equal to or greater than $350,000,000 the outstanding Series A Stock will thereafter convertible into Common Stock pursuant to the Designation Conversion Rights (on a 1 -for-1 share basis).

The Conversion Rights Agreement terminates when the last share of Series A Stock is either converted or the largest Market Capitalization Threshold is met.

The Series B Stock has no dividend rights and no voting rights except as required by law or the Company’s bylaws. The Series B Stock is convertible into common shares on a one-for-one basis. Prior to the stockholder approval, the Series B Stock is not convertible into more than 19.9% of the Company’s outstanding common stock. All previously outstanding shares of Series B Stock were forfeited in December 2023.

In February of 2023, the Company retired 171,940 shares of Common Stock acquired pursuant to its stock repurchase plan. In March of 2023, the Company acquired 282,501 shares of its common stock from Mr. Kepler at a price of $0.28 per share and then retired these shares returning them to authorized but unissued shares (See Note 7).

On April 10, 2023, the Company filed an Amendment to the Company’s Articles of Incorporation with the Nevada Secretary of State to effect the Reverse Stock Split at a Split Ratio of one-for-four. The Amendment took effect April 10, 2023, and the Company’s Common Stock began trading on a split-adjusted basis on The Nasdaq Capital Market at the commencement of trading on April 11, 2023, under the Company’s existing symbol “BLBX.”

There was no change in the par value of our Common Stock or Preferred Stock.

As a result of the Reverse Stock Split, every 4 shares of the Company’s Common Stock issued and outstanding immediately prior to the Effective Time was consolidated into one issued and outstanding share. In addition, proportionate adjustments were made to the exercise prices of the Company’s outstanding stock options and warrants and to the number of shares issued and issuable under the Company’s existing stock incentive plans.

The impact of the reverse stock split has been retroactively applied to these financial statements.

On July 1, 2024, the Company entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) pursuant to which the Company sold 312,500 shares of its common stock, par value $0.001 (“Common Stock”), at a price per share of $4.00 for gross proceeds of $1,250,000. Gust Kepler, a director, our President and Chief Executive Officer, purchased $100,000 of the Common Stock under the terms of the Stock Purchase Agreement. Quadrofoglio Holdings LLC, a Florida limited liability company, purchased the remaining $1,150,000 of Common Stock. The Stock Purchase Agreement contains standard representations and warranties from the Company and the purchasers. (See Note 7)